Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	RELATED-PARTY TRANSACTIONS
Certain Plan investments included in the Master Trust include shares of common stock issued by the Parent Company. At December 31, 2025 the Plan held a combined total of 4,090 shares valued at $344.10 per share. At December 31, 2024 the Plan held a combined total of 4,262 shares valued at approximately $388.99 per share. Additionally, dividends received through the Master Trust by the Plan include dividends paid by the Parent Company totaling approximately $38,000 for the year ended December 31, 2025. These transactions constitute exempt party-in-interest transactions, since the Parent Company is a member of a controlled group that includes the Company, and the Company is the Plan sponsor.
Plan investments in the Master Trust include units of short-term investment funds managed by The Northern Trust Company. The Northern Trust Company is the Trustee of the Master Trust as defined by the Plan and a Plan fiduciary, and therefore, these transactions constitute exempt party-in-interest transactions. The Plan also paid Master Trust fees to The Northern Trust Company, which were immaterial for the year ended December 31, 2025.
The Plan holds notes receivable from participants, which qualify as exempt party-in-interest transactions under ERISA regulations.